ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2009 vessel	Dec. 31, 2013 drilling_rigs Investment vessel	Dec. 31, 2012	Dec. 31, 2013 Offshore assets [Member]	Dec. 31, 2013 All other vessels [Member]	Dec. 31, 2013 Office equipment [Member]
Accounting Policies [Abstract]
Number of ultra deepwater drilling units owned		3
Number of wholly owned subsidiaries that have chartered-in vessels, long term		2
Number of wholly-owned subsidiaries that own drilling rigs		3
Number of chartered-in vessels		2
Property, Plant and Equipment [Line Items]
Allowance for Doubtful Accounts Receivable		$ 0	$ 0
Estimated economic useful life (in years)				30 years	25 years
Depreciation, rate						20.00%
Number of long-term investments in shares which are not publicly traded		2
Number of impaired single-hull vessels	6